Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,519	$ 1,546
Deductible temporary differences for which no deferred tax asset is recognised	28,100	30,000
Unused tax losses and credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 122,100	$ 128,900